Subsidiaries - Summary of Details Of Subsidiaries (Parenthetical) (Details) - PT Bank KB Bukopin TBK	12 Months Ended
Dec. 31, 2024 shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.57%
Non voting Shares with No Dividends
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.05%
Number of shares outstanding	100,000,000
Proportion of voting rights held in subsidiary	0.00%